                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08090

                  LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                            Elizabeth Frederick, Esq.
                     Lincoln National Life Insurance Company
                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                              Washington, D.C. 2006

Registrant's telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31, 2002

Date of reporting period: January 1, 2002 through December 31, 2002

                             AGGRESSIVE GROWTH FUND

                           [PUTNAM INVESTMENTS LOGO]

                               Lincoln National
                               Aggressive Growth Fund, Inc.
                               Annual Report
                               December 31, 2002

LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC.

INDEX

COMMENTARY
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
OFFICER/DIRECTOR INFORMATION

LINCOLN NATIONAL
AGGRESSIVE GROWTH FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
For the year ended December 31, 2002

Managed by:

                                                       [PUTNAM INVESTMENTS LOGO]

The Lincoln National Aggressive Growth Fund returned -30.2% for the year ended December 31, 2002, underperforming the Russell MidCap Growth Index return of -27.4%* and underperforming the S&P MidCap 400 Index return of -14.5%**.

The U.S. equity market declined for a third-consecutive year in 2002. Sluggish economic growth, a lack of corporate profits and investment, a looming war in Iraq, and a spate of U.S. corporate accounting scandals all weighed heavily on U.S. equities throughout the year. The mid-cap growth market had a particularly weak year, led lower by the technology, health care, and communication services sectors. The Fund, due in large part to performance in the technology sector, underperformed its benchmark.

Fund performance was hurt most by holdings in the software sector and by stock selection in the electronics sector. Continued concerns about limited technology spending both by corporations and consumers kept the sector down. Despite its attractiveness for business efficiency, the software area underperformed. The most significant detractor among your portfolio's holdings was Peregrine Systems, which filed for Chapter 11 Bankruptcy during the year. Peregrine offers business organizations an integrated suite of packaged infrastructure resources management application software. Other software holdings that turned in disappointing results were Amdocs Limited, Business Objects, and NETIQ. Stock selection in the weak electronics area also hurt returns, specifically Perkinelmer and PMC Sierra.


While an overweight to the financial sector was beneficial, especially the Fund's exposure to banking stocks, an overweight in the consumer finance sector detracted from results (Metris Companies and AmeriCredit). In the basic materials sector, the Fund's lack of exposure to metals hurt returns.

The Fund benefited from strong stock selection in utilities, in particular electrical utilities (Entergy and Progress Energy). Consumer staples also contributed to performance, specifically in restaurants (Starbucks) and distribution. Consumer cyclicals, particularly commercial and consumer services, contributed to relative performance as well.

The fourth-quarter equity market rally may prove more durable than ones earlier in the year; economic data have been more positive of late. However, geopolitical concerns and uncertainty about the outlook for profits and spending will temper these positive influences.

The Fund remains overweight in energy and health care. We have increased technology's overweight, emphasizing services. The portfolio's largest underweight is consumer cyclicals, primarily in commercial & consumer services, publishing, retail, and toys. Consumer confidence remains fragile and we would like to see some evidence of better real income growth before committing more heavily to the sector.

Putnam Investments
Specialty Growth Team

Growth of $10,000 invested 1/3/94 through 12/31/02

[CHART]

This chart illustrates, hypothetically, that $10,000 was invested in the Aggressive Growth Fund on 1/3/94. As the chart shows, by December 31, 2002, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $10,598. For comparison, look at how the S&P MidCap 400 Index and the Russell MidCap Growth Index did over the same period. The same $10,000 investment would have grown to $27,155 and $17,213, respectively. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return                       Ended
on investment                             12/31/02
----------------------------------------------------
One Year                                     -30.22%
----------------------------------------------------
Five Years                                   - 9.55%
----------------------------------------------------
Lifetime (since 1/3/94)                      + 0.65%
----------------------------------------------------

 * The Russell MidCap Growth Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. Russell MidCap Companies consist of the 800 smallest companies in the Russell 1000 Index, which is an index of the 1,000 largest U.S. companies based on total market capitalization.

** The S&P MidCap 400 Index is the Standard & Poor's Composite Index of 400 stocks, a widely recognized unmanaged index of common stock prices of medium-sized companies.

                           Aggressive Growth Fund  1

LINCOLN NATIONAL
AGGRESSIVE GROWTH FUND, INC.

STATEMENT OF NET ASSETS
December 31, 2002

                                         Number       Market
COMMON STOCK - 97.32%                    of Shares    Value
-------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.08%
-------------------------------------------------------------------
    Northrop Grumman                          1,800   $     174,600
-------------------------------------------------------------------
                                                            174,600
AUTOMOBILES & AUTOMOTIVE PARTS - 0.09%
-------------------------------------------------------------------
+   Lear                                      5,800         193,024
-------------------------------------------------------------------
                                                            193,024
BANKING & FINANCE - 6.00%
-------------------------------------------------------------------
+   AmeriCredit                              19,400         150,156
    Bear Stearns                              9,900         588,060
    Capital One Financial                    39,900       1,185,828
    Charter One Financial                     5,900         169,507
    Commerce Bancorp/NJ                      16,300         703,997
    Greenpoint Financial                     14,100         637,038
+   Investment Technology                    26,200         585,832
    Investors Financial Services             49,800       1,364,022
    Legg Mason                                3,400         165,036
    M & T Bank                                4,100         325,335
    North Fork Bancorporation                26,400         890,736
    Northern Trust                           24,400         855,220
    SEI Investments                          77,800       2,114,604
    SouthTrust                               16,800         417,480
    TCF Financial                            20,800         908,752
    Waddell & Reed Financial Class A         74,700       1,469,349
    Zions Bancorporation                      7,900         310,857
-------------------------------------------------------------------
                                                         12,841,809
BUSINESS SERVICES - 0.87%
-------------------------------------------------------------------
+   Concord EFS                              98,600       1,551,964
+   Convergys                                20,200         306,030
-------------------------------------------------------------------
                                                          1,857,994
CABLE, MEDIA & PUBLISHING - 2.02%
-------------------------------------------------------------------
+   EchoStar Communications Class A          45,800       1,019,508
+   Entercom Communications                   3,200         150,144
+   Lamar Advertising                        63,700       2,143,505
+   Radio One Class D                        14,600         210,678
+   Univision Communications                  8,500         208,250
+   USA Networks                             26,100         596,646
-------------------------------------------------------------------
                                                          4,328,731
CHEMICALS - 1.28%
-------------------------------------------------------------------
    Church & Dwight                          17,600         535,568
    Ecolab                                   24,100       1,192,950
    Rohm & Haas                              30,800       1,000,384
-------------------------------------------------------------------
                                                          2,728,902
COMPUTERS & TECHNOLOGY - 19.80%
-------------------------------------------------------------------
    Adobe Systems                           108,249       2,696,483
+   Affiliated Computer Services Class A     80,100       4,217,264
+   BEA Systems                              12,600         144,522
+   BISYS                                    81,100       1,289,490
+   BMC Software                             69,200       1,184,012
+   Business Objects ADR                     56,100         841,500
+   ChoicePoint                              35,000       1,382,150
+   Cognos                                   11,000         257,950
+   DST Systems                              32,500       1,155,375
+   Electronics Arts                         13,500         671,895
+   Emulex                                   99,600       1,847,580
+   Fiserv                                   70,700       2,400,265
+   International Game Technology            39,400       2,991,248
+   Internet Security Systems                35,700         654,381
+   Intuit                                   11,400         534,888

                                         Number       Market
COMPUTERS & TECHNOLOGY (CONT'D)          of Shares    Value
-------------------------------------------------------------------
+   Jabil Circuit                            27,500   $     492,800
+   Juniper Networks                         33,900         230,520
+   Lam Research                            107,700       1,163,160
+   Lexmark International                    59,900       3,623,950
    Linear Technology                        80,200       2,062,744
+   Mercury Interactive                      40,300       1,194,895
    Microchip Technology                     63,400       1,550,130
+   NETIQ                                    55,340         683,449
+   Network Associates                      139,300       2,241,337
+   Peoplesoft                               35,100         642,330
    Pitney Bowes                             41,300       1,348,858
+   Precise Software Solutions                8,484         140,071
+   Semtech                                   1,800          19,656
+   Skyworks Solutions                        6,200          53,444
+   Sungard Data Systems                    109,100       2,570,396
+   Symantec                                 17,200         695,740
    Symbol Technologies                      32,500         267,150
+   Synopsys                                  5,500         253,825
+   TIBCO Software                           46,900         289,842
+   VeriSign                                 24,800         198,896
+   Veritas Software                         17,100         267,102
+   webMethods                               11,700          96,174
-------------------------------------------------------------------
                                                         42,355,472
CONSUMER PRODUCTS - 1.60%
-------------------------------------------------------------------
    Alberto-Culver Class B                    5,600         282,240
    Estee Lauder Class A                     10,100         266,640
    Fortune Brands                           12,900         599,979
    Newell Rubbermaid                        75,000       2,274,750
-------------------------------------------------------------------
                                                          3,423,609
ELECTRONICS & ELECTRICAL EQUIPMENT - 6.04%
-------------------------------------------------------------------
    Applera - Applied Biosystems              8,000         140,320
+   Broadcom Class A                         14,900         224,394
+   Brooks - PRI Automation                  66,863         766,250
+   Celestica                                10,600         149,460
+   Flir Systems                             12,900         629,520
+   Integrated Device Technology             54,000         451,980
+   Kla-Tencor                               74,800       2,645,676
+   LSI Logic                                44,100         254,457
+   Marvell Technology                       38,800         731,768
    Maxim Integrated Products                12,200         403,088
+   Micrel                                   11,300         101,474
+   Novellus Systems                         73,490       2,063,599
+   PMC - Sierra                             41,700         231,852
+   QLogic                                   54,200       1,870,442
+   RF Micro Devices                         37,900         277,807
+   Silicon Laboratories                     52,000         992,160
+   Teradyne                                 76,000         988,760
-------------------------------------------------------------------
                                                         12,923,007
ENERGY - 6.95%
-------------------------------------------------------------------
+   BJ Services                              52,600       1,699,506
    Burlington Resources                     47,000       2,004,550
+   Cooper Cameron                           37,400       1,863,268
    EOG Resources                            13,600         542,912
    GlobalSantaFe                            78,000       1,896,960
    Kerr-McGee                                4,000         177,200
    Murphy Oil                               57,000       2,442,450
+   Nabors Industries                         6,500         229,255
+   Noble                                    69,300       2,435,895
+   Smith International                      38,500       1,255,870
+   Transocean Sedco Forex                   13,600         315,520
-------------------------------------------------------------------
                                                         14,863,386
ENVIRONMENTAL SERVICES - 0.20%
-------------------------------------------------------------------
+   Stericycle                               13,200         427,403
-------------------------------------------------------------------
                                                            427,403

                           Aggressive Growth Fund  2

                                         Number       Market
FOOD, BEVERAGE & TOBACCO - 1.76%         of Shares    Value
-------------------------------------------------------------------
    Coca-Cola                                13,300   $     288,876
    McCormick & Company                      43,200       1,002,240
    Pepsi Bottling                           96,534       2,480,924
-------------------------------------------------------------------
                                                          3,772,040
HEALTHCARE - 13.19%
-------------------------------------------------------------------
+   Affymetrix                               12,900         295,281
+   Alcon                                     2,500          98,625
+   Anthem                                   33,700       2,119,730
+   Apogent Technologies                     66,500       1,383,200
    Biomet                                   67,800       1,943,148
+   Charles River Laboratories
      International                           8,600         330,928
+   Chiran                                    4,300         161,680
+   Cytyc                                    59,800         609,960
+   Enzon                                    12,200         203,984
+   Genzyme-General Division                 87,402       2,584,477
+   Guidant                                   7,700         237,545
    Health Management Associates Class A     99,900       1,788,210
+   Health Net                               18,500         488,400
+   Idec Pharmaceuticals                     67,800       2,248,926
+   Idexx Laboratories                       12,871         428,604
+   InterMune                                13,600         346,936
+   Invitrogen                                8,300         260,039
+   Laboratory Corporation of America
      Holdings                               23,900         555,436
+   Quest Diagnostics                        49,300       2,805,170
+   St Jude Medical                          56,200       2,232,264
+   Steris                                   16,900         409,825
    Stryker                                  11,400         765,168
+   Triad Hospitals                          21,400         638,362
+   Universal Health Services Class B        39,500       1,781,450
+   WellPoint Health Networks                31,200       2,220,192
+   Zimmer Holdings                          30,900       1,282,968
-------------------------------------------------------------------
                                                         28,220,508
INDUSTRIAL MACHINERY - 1.99%
-------------------------------------------------------------------
    Dover                                    79,600       2,321,136
    Parker Hannifin                          42,000       1,937,460
-------------------------------------------------------------------
                                                          4,258,596
INSURANCE - 0.87%
-------------------------------------------------------------------
    ACE Limited                              35,000       1,026,900
    Ambac Financial                          10,200         573,648
    Everest Re                                4,400         243,320
+   Wellchoice                                  375           8,981
-------------------------------------------------------------------
                                                          1,852,849
LEISURE, LODGING &
  ENTERTAINMENT  - 3.90%
-------------------------------------------------------------------
    Darden Restaurants                       85,800       1,754,610
    Four Season Hotels                       21,100         596,075
    Harley-Davidson                          12,000         554,400
+   Harrah's Entertainment                   34,300       1,358,280
    Marriott International Class A           27,300         897,351
+   MGM MIRAGE                               13,300         438,501
    Royal Caribbean Cruises                 131,100       2,189,370
+   Westwood One                             14,800         552,928
-------------------------------------------------------------------
                                                          8,341,515
MISCELLANEOUS - 0.90%
-------------------------------------------------------------------
+   Apollo Class A                           18,100         796,400
+   Career Education                         28,100       1,124,000
-------------------------------------------------------------------
                                                          1,920,400
PHARMACEUTICALS - 12.93%
-------------------------------------------------------------------
+   AdvancePCS                               43,100         957,263
+   Andrx                                    49,500         726,165
    Allergan                                 40,900       2,356,658

                                         Number       Market
PHARMACEUTICALS (CONT'D)                 of Shares    Value
-------------------------------------------------------------------
    AmerisourceBergen Class A                72,100   $   3,915,752
+   Barr Laboratories                         7,700         501,193
+   Caremark Rx                             174,900       2,842,125
+   Celgene                                   9,700         208,259
+   Cephalon                                 43,200       2,102,458
+   Express Scripts Class A                  58,900       2,829,556
+   Forest Laboratories                       6,300         618,786
+   Gilead Sciences                          64,400       2,189,600
+   IVAX                                     20,000         242,600
+   King Pharmacueticals                    117,400       2,018,106
+   Medimmune                               103,300       2,806,661
+   Scios                                    11,400         371,412
+   Shire Pharmaceuticals ADR                70,965       1,340,529
    Teva Pharmaceutical ADR                  38,900       1,501,929
+   Trimeris                                  2,900         124,961
-------------------------------------------------------------------
                                                         27,654,013
RETAIL - 11.71%
-------------------------------------------------------------------
+   Advance Auto Parts                       31,200       1,525,680
+   AutoZone                                 23,200       1,639,080
+   Bed Bath & Beyond                        59,200       2,044,176
+   Best Buy                                 14,700         355,005
+   CDW Computer Centers                     17,400         762,990
    Family Dollar Stores                     72,100       2,250,241
+   Krispy Kreme Doughnuts                   45,800       1,546,666
+   Michaels Stores                          51,700       1,618,210
    Ross Stores                               8,400         356,076
+   Staples                                 146,177       2,675,039
+   Starbucks                               154,800       3,154,824
    Talbots                                  11,400         313,842
    TJX                                     151,600       2,959,232
+   Williams-Sonoma                          52,000       1,411,800
+   Yum! Brands                             100,200       2,426,844
-------------------------------------------------------------------
                                                         25,039,705
TELECOMMUNICATIONS - 1.82%
-------------------------------------------------------------------
+   Amdocs Limited                           20,000         196,400
    CenturyTel                               70,900       2,083,042
+   Extreme Networks                         59,419         194,300
+   L3 Communications                         6,200         278,442
+   McData Class A                           21,200         150,520
+   Network Appliance                        37,500         375,000
+   Nextel Communications Class A            32,800         378,840
    Telephone & Data Systems                  3,700         173,974
+   Western Wireless Class A                 13,300          70,490
-------------------------------------------------------------------
                                                          3,901,008
TEXTILES, APPAREL & FURNITURE - 0.94%
-------------------------------------------------------------------
    Cintas                                   32,100       1,468,575
+   Columbia Sportswear                       6,700         297,614
+   Jones Apparel                             6,700         237,448
-------------------------------------------------------------------
                                                          2,003,637
TRANSPORTATION & SHIPPING - 0.61%
-------------------------------------------------------------------
    Southwest Airlines                       93,100       1,294,090
-------------------------------------------------------------------
                                                          1,294,090
UTILITIES - 1.77%
-------------------------------------------------------------------
+   Citizens Communications                   7,300          77,015
    Entergy                                  55,900       2,548,481
    Progress Energy                          26,900       1,166,115
-------------------------------------------------------------------
                                                          3,791,611
-------------------------------------------------------------------
TOTAL COMMON STOCK
  (Cost $229,862,466)                                   208,167,909
-------------------------------------------------------------------


                           Aggressive Growth Fund  3

                                         Principal    Market
REPURCHASE AGREEMENT - 2.72%             Amount       Value
-------------------------------------------------------------------
With Lehman Brothers 1.15% 1/2/03 (dated
  12/31/02, collateralized by $5,895,000
  Fannie Mae 2.54% due 10/07/04, market
  value $5,896,173)                      $5,814,000   $   5,814,000
-------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
  (Cost $5,814,000)                                       5,814,000
-------------------------------------------------------------------
TOTAL INVESTMENTS - 100.04%
  (Cost $235,676,466)                                   213,981,909
-------------------------------------------------------------------
Liabilities Net of Receivables and Other
  Assets - (0.04%)                                          (88,429)
-------------------------------------------------------------------
NET ASSETS - 100.00%
(Equivalent to $6.539 per share, based
  on 32,709,942 shares issued and
  outstanding)                                        $ 213,893,480
-------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2002:
Common stock, par value $0.01 per share,
  50,000,000 authorized shares                        $ 500,329,818
Accumulated net realized loss on
  investments                                          (264,741,781)
Net unrealized depreciation of
  investments                                           (21,694,557)
-------------------------------------------------------------------
TOTAL NET ASSETS                                      $ 213,893,480
-------------------------------------------------------------------

+  Non-income producing security for the year ended December 31, 2002.

ADR - American Depositary Receipts

See accompanying notes to financial statements.

                           Aggressive Growth Fund  4

LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC.

STATEMENT OF OPERATIONS
Year ended December 31, 2002

INVESTMENT INCOME:
  Dividends                                                   $   1,002,308
---------------------------------------------------------------------------
  Interest                                                          107,512
---------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                                       1,109,820
---------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------
  Management fees                                                 2,010,274
---------------------------------------------------------------------------
  Printing and postage                                              179,067
---------------------------------------------------------------------------
  Accounting and administration fees                                129,766
---------------------------------------------------------------------------
  Professional fees                                                  35,822
---------------------------------------------------------------------------
  Custody fees                                                       25,447
---------------------------------------------------------------------------
  Directors' fees                                                     4,200
---------------------------------------------------------------------------
                                                                  2,384,576
---------------------------------------------------------------------------
Less expenses paid indirectly                                        (2,121)
---------------------------------------------------------------------------
  TOTAL EXPENSES                                                  2,382,455
---------------------------------------------------------------------------
NET INVESTMENT LOSS                                              (1,272,635)
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
---------------------------------------------------------------------------
  Net realized loss on investments                              (71,017,467)
---------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments                                                   (29,564,328)
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                (100,581,795)
---------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(101,854,430)
---------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              Year ended         Year ended
                                                              12/31/02           12/31/01
                                                              --------------------------------
Changes from operations:
  Net investment loss                                         $  (1,272,635)     $  (1,520,374)
----------------------------------------------------------------------------------------------
  Net realized loss on investments                              (71,017,467)      (184,160,268)
----------------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments                                                   (29,564,328)        (3,296,366)
----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           (101,854,430)      (188,977,008)
----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
  Net realized gain on investments                                       --        (96,728,777)
----------------------------------------------------------------------------------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                    --        (96,728,777)
----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS                                              (37,117,205)        47,157,254
----------------------------------------------------------------------------------------------
  TOTAL DECREASE IN NET ASSETS                                 (138,971,635)      (238,548,531)
----------------------------------------------------------------------------------------------
Net assets, beginning of period                                 352,865,115        591,413,646
----------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                                     $ 213,893,480      $ 352,865,115
----------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                           Aggressive Growth Fund  5

LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS
(Selected data for each capital share outstanding throughout each period)

                                                         Year ended December 31,
                                           2002       2001       2000       1999(2)    1998
                                           ----------------------------------------------------
Net asset value, beginning of period       $  9.371   $ 17.644   $ 19.038   $ 13.367   $ 16.385

Income (loss) from investment operations:
  Net investment income (loss)(1)            (0.036)    (0.043)    (0.083)    (0.060)     0.001
  Net realized and unrealized gain (loss)
    on investments                           (2.796)    (5.119)    (0.279)     5.732     (0.810)
                                           ----------------------------------------------------
  Total from investment operations           (2.832)    (5.162)    (0.362)     5.672     (0.809)
                                           ----------------------------------------------------

Less dividends and distributions from:
  Net investment income                          --         --         --     (0.001)    (0.023)
  Net realized gain on investments               --     (3.111)    (1.032)        --     (2.186)
                                           ----------------------------------------------------
  Total dividends and distributions              --     (3.111)    (1.032)    (0.001)    (2.209)
                                           ----------------------------------------------------
  Net asset value, end of period           $  6.539   $  9.371   $ 17.644   $ 19.038   $ 13.367
                                           ----------------------------------------------------
                                           ----------------------------------------------------

Total return(3)                              (30.22%)   (33.29%)    (2.69%)    42.43%     (6.20%)

Ratios and supplemental data:
  Net assets, end of period (000 omitted)  $213,893   $352,865   $591,414   $448,193   $335,366
  Ratio of expenses to average net assets      0.87%      0.81%      0.78%      0.87%      0.81%
  Ratio of net investment income (loss) to
    average net assets                        (0.47%)    (0.40%)    (0.41%)    (0.48%)     0.01%
  Portfolio turnover                             77%       112%       106%       209%       102%

(1) The average shares outstanding method has been applied for per share information for years ended December 31, 2002, 2001, 2000 and 1999.

(2) Commencing May 1, 1999, Putnam Investments replaced Lynch & Mayer as the Fund's sub-adviser.

(3) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

See accompanying notes to financial statements.

                           Aggressive Growth Fund  6

LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
THE FUND: Lincoln National Aggressive Growth Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

SECURITY VALUATION: All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES: The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

REPURCHASE AGREEMENTS: The aggregate daily balance of the cash account may be invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

OTHER: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2002, were approximately $2,121. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expenses paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Effective May 1, 2002, Delaware Management Company (DMC) is responsible for the overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with

                           Aggressive Growth Fund  7
the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.75% on the first $200 million of average daily net assets of the Fund, 0.70% of the next $200 million, and 0.65% of the average daily net assets of the Fund in excess of $400 million.

Prior to May 1, 2002, Delaware Lincoln Investment Advisers, an affiliate of DMC, served as the investment manager to the Fund under identical terms.

Putnam Investment Management, LLC (the "Sub-Adviser") is responsible for the day-to-day management of the Fund's investment portfolio. For its services, the Sub-Adviser is paid directly by DMC, not the Fund.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, DMC has agreed to reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2002.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets, subject to certain minimums.

At December 31, 2002, the Fund had payables to affiliates as follows:

Management Fees Payable to DMC       $139,101
Accounting and Administration Fees
  Payable to DSC                       18,476

On December 9, 2002, stockholders of the Fund approved an amended Management Agreement between the Fund and DMC that is effective January 1, 2003. The Fund will incur additional fees and expenses under the new agreement because certain expenses relating to the administration of the Fund's affairs and the maintenance of the Fund's books and records will be paid by the Fund rather than the investment adviser.

In connection with the amended Management Agreement, the Board of Directors of the Fund approved an Administration Agreement with Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, dated January 1, 2003. Pursuant to the Administration Agreement, Lincoln Life will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

3. INVESTMENTS

For the year ended December 31, 2002, the Fund made purchases of $206,091,256 and sales of $243,522,191 of investment securities other than short-term investments. At December 31, 2002, the cost of investments for federal income tax purposes was $241,892,710. At December 31, 2002, net unrealized depreciation was $27,910,801, of which $13,188,141 related to unrealized appreciation of investments and $41,098,942 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                Year Ended         Year Ended
                                12/31/02           12/31/01
                                ------------------------------
Ordinary income                 $          --      $48,278,971
Long-term capital gain                     --       48,449,806
                                -------------      -----------
Total                           $          --      $96,728,777
                                =============      ===========

                           Aggressive Growth Fund  8

As of December 31, 2002, the components of net assets on a tax basis were as follows:

Shares of beneficial interest   $ 500,329,818
Capital loss carryforwards       (250,714,796)
Post-October losses                (7,810,741)
Unrealized depreciation of
  investments                     (27,910,801)
                                -------------
Net assets                      $ 213,893,480
                                =============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $174,625,329 expires in 2009 and $76,089,467 expires in 2010.

Post-October losses represent losses realized on investment transactions from November 1, 2002 through December 31, 2002, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                          Shares Issued Upon
                                                          Reinvestment of
                                Capital Shares            Dividends and             Capital Shares
                                Sold                      Distributions             Redeemed
                                -----------------------------------------------------------------------------
                                Shares      Amount        Shares      Amount        Shares       Amount
                                -----------------------------------------------------------------------------
Year ended December 31, 2002:   1,004,574   $ 7,819,843          --   $        --   (5,949,739)  $(44,937,048)
Year ended December 31, 2001:   1,626,148   $17,964,320   7,963,838   $96,728,777   (5,454,964)  $(67,535,843)


                                 Net Increase (Decrease)
                                 Resulting From Capital
                                 Shares Transactions
                                 -------------------------
                                 Shares       Amount
                                 -------------------------
Year ended December 31, 2002:    (4,945,165)  $(37,117,205)
Year ended December 31, 2001:     4,135,022   $ 47,157,254

6. LINE OF CREDIT

The Fund, along with certain other Lincoln National Mutual Funds (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. Effective January 1, 2003, the Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2002, or at any time during the year.

7. MARKET RISK

The Fund invests a significant portion of its assets in small- and medium-sized companies and may be subject to certain risks associated with ownership of securities of small- and medium-sized companies. Investments in small- or medium-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

                           Aggressive Growth Fund  9

8. PROXY RESULTS (UNAUDITED)

Lincoln National Aggressive Growth Fund, Inc., shareholders voted on the following proposals at the special meeting of shareholders on December 9, 2002, or as adjourned. The resulting votes are presented below.

                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Withheld   Abstained
                                                                        ---------------------------------------------------------
1.   To elect five Directors of the Fund to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.
                John B. Borsch, Jr.                                     33,704,004    33,488,656   92.31%      7.05%      0.00%
                Kelly D Clevenger                                       33,704,004    33,488,656   92.54%      6.82%      0.00%
                Nancy L. Frisby                                         33,704,004    33,488,656   92.71%      6.65%      0.00%
                Barbara S. Kowalczyk                                    33,704,004    33,488,656   92.43%      6.93%      0.00%
                Kenneth G. Stella                                       33,704,004    33,488,656   92.50%      6.86%      0.00%
                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Against    Abstained
                                                                        ---------------------------------------------------------
2.   To approve a reorganization to change Fund from a Maryland
     corporation to a series of a Delaware business trust.              33,704,004    33,488,656   88.05%      8.25%      3.06%
3.   To approve a proposal that would permit the Fund to enter into or
     materially change sub-advisory agreements with sub-advisers        33,704,004    33,488,656   82.86%     12.57%      3.93%
     without obtaining stockholder approval.
4.   To approve a new investment management agreement between the Fund and their current investment adviser, Delaware Management
     Company, a series of Delaware Management Business Trust.           33,704,004    33,488,656   87.15%      8.66%      3.55%
5.   To approve the amendment of certain Fundamental Investment
     Restrictions.
     5A)  Amendment to Fundamental Restrictions on Concentration of
          Investments in the Same Industry.                             33,704,004    33,488,656   85.73%      8.44%      5.19%
     5B)  Amendment to Fundamental Restrictions on Borrowing Money and
          Issuing Senior Securities.                                    33,704,004    33,488,656   85.29%      9.04%      5.03%
     5C)  Amendment to Fundamental Restrictions on Underwriting.        33,704,004    33,488,656   85.65%      8.68%      5.03%
     5D)  Amendment to Fundamental Restrictions on Investments in Real
          Estate.                                                       33,704,004    33,488,656   86.03%      8.29%      5.04%
     5E)  Amendment to Fundamental Restrictions on Investments in
          Commodities or Commodity Issues.                              33,704,004    33,488,656   85.55%      8.74%      5.07%
     5F)  Amendment to Fundamental Restrictions on Lending.             33,704,004    33,488,656   85.47%      8.83%      5.06%
     5G)  Amendment to Fundamental Restrictions on Diversification.     33,704,004    33,488,656   85.88%      8.33%      5.15%
6.   To approve the elimination of certain Fundamental Investment
     Restrictions.
     6A)  Elimination of Fundamental Restrictions on Investments in
          Other Investment Companies.                                   33,704,004    33,488,656   83.29%     11.00%      5.07%
     6B)  Elimination of Fundamental Restrictions on Selling
          Securities Short.                                             33,704,004    33,488,656   83.39%     11.03%      4.94%
     6C)  Elimination of Fundamental Restrictions on Margin
          Transactions.                                                 33,704,004    33,488,656   83.28%     11.14%      4.94%
     6D)  Elimination of Fundamental Restrictions on Pledging Fund
          Assets.                                                       33,704,004    33,488,656   83.37%     10.87%      5.12%
     6E)  Elimination of Fundamental Restrictions on Illiquid and
          Restricted Securities.                                        33,704,004    33,488,656   83.36%     11.05%      4.95%
     6F)  Elimination of Fundamental Restrictions on Purchase of Put
          and Call Options.                                             33,704,004    33,488,656   83.81%     10.60%      4.95%
     6G)  Elimination of Fundamental Restrictions on Investments in
          Companies for the Purpose of Acquiring Control.               33,704,004    33,488,656   83.95%     10.50%      4.91%

                           Aggressive Growth Fund  10

LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC.
REPORT OF INDEPENDENT AUDITORS
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National Aggressive Growth Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Aggressive Growth Fund, Inc. at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

Philadelphia, Pennsylvania
February 7, 2003

                           Aggressive Growth Fund  11

OFFICER/DIRECTOR INFORMATION

Name, address and            Position(s) held     Term of office                                Number of
date of birth                with the funds       and length of      Principal                  funds in
                                                  time served        occupation(s)              fund complex
                                                                     during the past            overseen by
                                                                     five years                 Director
------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)        Chairman, President  Chairman since     Vice President, The            12
1300 S. Clinton Street       and Director         August 1995;       Lincoln National Life
Fort Wayne, IN 46802                              President and      Insurance Company. Vice
DOB: 07/25/52                                     Director since     President, Lincoln
                                                  November 1994      Retirement Services
                                                                     Company, LLC; Second Vice
                                                                     President, Lincoln Life &
                                                                     Annuity Company of New
                                                                     York

Barbara S. Kowalczyk         Director             Director since     Senior Vice President,         12
Centre Square, West Tower                         November 1993      Corporate Planning and
1500 Market St.,                                                     Development, Lincoln
Suite 3900                                                           National Corporation
Philadelphia, PA 19102                                               (insurance holding
DOB: 04/07/51                                                        company); Senior Vice
                                                                     President, Lincoln
                                                                     National Management
                                                                     Corporation

John B. Borsch, Jr.          Director             Director since     Retired; formerly              12
1300 S. Clinton Street                            December 1981      Associate Vice President,
Fort Wayne, IN 46802                                                 Investments, Northwestern
DOB: 06/09/33                                                        University

Nancy L. Frisby              Director             Director since     Vice President and Chief       12
1300 S. Clinton Street                            April 1992         Financial Officer, DeSoto
Fort Wayne, IN 46802                                                 Memorial Hospital;
DOB: 11/10/41                                                        formerly Chief Financial
                                                                     Officer, Bascom Palmer
                                                                     Eye Institute, University
                                                                     of Miami School of
                                                                     Medicine; formerly Vice
                                                                     President and Chief
                                                                     Financial Officer, St.
                                                                     Joseph Medical Center,
                                                                     Inc.

Kenneth G. Stella            Director             Director since     President, Indiana             12
1300 S. Clinton Street                            February 1998      Hospital & Health
Fort Wayne, IN 46802                                                 Association
DOB: 08/20/43

Frederick J. Crawford(1)     Vice President and   Vice President     Vice President and             N/A
Centre Square, West Tower,   Treasurer            and Treasurer      Treasurer, Lincoln
1500 Market Street,                               since January      National Corporation;
Suite 3900                                        2001               formerly President and
Philadelphia, PA 19102                                               Market Manager, Greater
DOB: 08/03/63                                                        Cincinnati Region, Bank
                                                                     One, N.A.

Cynthia A. Rose(1)           Secretary            Secretary since    Secretary and Assistant        N/A
1300 S. Clinton Street                            February 1995      Vice President, The
Fort Wayne, IN 46802                                                 Lincoln National Life
DOB: 04/24/54                                                        Insurance Company;
                                                                     formerly Assistant
                                                                     Secretary, Lincoln
                                                                     National Corporation

William P. Flory, Jr.(1)     Assistant Vice       Chief Accounting   Assistant Vice President,      N/A
1300 S. Clinton Street       President and Chief  Officer since May  The Lincoln National Life
Fort Wayne, IN 46802         Accounting Officer   2002               Insurance Company;
DOB: 09/02/61                                                        formerly Vice President,
                                                                     MetLife Investors;
                                                                     formerly Assistant Vice
                                                                     President, MetLife
                                                                     Investors; formerly
                                                                     Accounting Manager,
                                                                     Transamerica Life
                                                                     Companies

Steven M. Kluever(1)         Second Vice          Second Vice        Second Vice President,         N/A
1300 S. Clinton Street       President            President since    The Lincoln National Life
Fort Wayne, IN 46802                              August 1999;       Insurance Company; Second
DOB: 08/04/62                                     Assistant Vice     Vice President, Lincoln
                                                  President since    Life & Annuity Company of
                                                  August 1997        New York

Name, address and            Other directorships
date of birth                held by Director

---------------------------  -------------------------
Kelly D. Clevenger(1)        Lincoln Retirement
1300 S. Clinton Street       Services Company, LLC
Fort Wayne, IN 46802
DOB: 07/25/52
Barbara S. Kowalczyk         Lincoln National
Centre Square, West Tower    Management Corporation;
1500 Market St.,             The Lincoln National Life
Suite 3900                   Insurance Company;
Philadelphia, PA 19102       Lincoln Financial Group
DOB: 04/07/51                Foundation, Inc.; Lincoln
                             Life & Annuity Company of
                             New York; Lincoln
                             National (UK) PLC
                             (financial services
                             company)
John B. Borsch, Jr.          N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 06/09/33
Nancy L. Frisby              N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 11/10/41
Kenneth G. Stella            First National Bank &
1300 S. Clinton Street       Trust
Fort Wayne, IN 46802
DOB: 08/20/43
Frederick J. Crawford(1)     N/A
Centre Square, West Tower,
1500 Market Street,
Suite 3900
Philadelphia, PA 19102
DOB: 08/03/63
Cynthia A. Rose(1)           N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 04/24/54
William P. Flory, Jr.(1)     N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 09/02/61
Steven M. Kluever(1)         N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 08/04/62

------------------------
Additional information on the officers and directors can be found in the Statement of Additional Information ("SAI") to the Fund's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Fund, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Fund.

(2) The officers and directors are re-elected annually. The officers and directors hold their position with the Fund until retirement or resignation. The Bylaws of the Funds do not specify a term of office.

                           Aggressive Growth Fund  12

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC. (Registrant)

By       /s/ Kelly D. Clevenger
    --------------------------------------------------------------
         Kelly D. Clevenger
         President
         (Signature and Title)

Date     March 7, 2003
     ----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Kelly D. Clevenger
    --------------------------------
         Kelly D. Clevenger
         Chairman, President and Director
         (Signature and Title)

Date     March 7, 2003
     ----------------------



By       /s/ William P. Flory, Jr.
   ---------------------------------
         William P. Flory, Jr.
         Assistant Vice President and Chief Accounting Officer
         (Signature and Title)

Date     March 7, 2003
     -------------------------------